Note 6 - Other Assets (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Accounts receivable	$5,921	$3,858	$3,070
Prepaid expenses and other	21,173	22,130	20,880
Property and equipment	24,172	6,536	6,833
Right-of-use assets	3,081	3,427	3,775
Deferred income tax asset	2,585	4,058	2,269
Interest rate swap (note 12)	1,052	1,517	103
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,594	2,791	2,988

	$67,285	$51,024	$46,625